ASSETS AND LIABILITIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Assets Details Textual
Depreciation expense	$ 5,532	$ 28,950
Amortiztion expense	$ (624,404)	$ (550,789)